Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 425	$ 419	$ 428
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	302	300	303
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	123	$ 119	$ 125
Americas [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	332
Americas [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	289
Americas [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	43
Europe [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	1
Europe [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	1
AMEA [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	10
AMEA [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	10
Central [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	82
Central [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	13
Central [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 69